Derivative instruments and hedging activities - Summary of changes in fair value of hedging instruments related to cash flow hedges recorded in accumulated other comprehensive income (Detail) - Cash Flow Hedges [member] - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		¥ 18,413	¥ 6,034
Changes in fair value of hedging instruments recognized in other comprehensive income		(15,032)	(12,975)
Reclassification adjustments to profit(loss) for the year	[1],[2]	16,982	30,813
Deffered Tax		(598)	(5,459)
Balance at the end		19,765	18,413
Foreign Exchange Contract [Member]
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		(36)	(5,503)
Changes in fair value of hedging instruments recognized in other comprehensive income		(28,288)	(26,950)
Reclassification adjustments to profit(loss) for the year	[1],[2]	25,862	34,825
Deffered Tax		742	(2,408)
Balance at the end		(1,720)	(36)
Interest Rate Contracts [Member]
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		18,449	11,537
Changes in fair value of hedging instruments recognized in other comprehensive income		13,256	13,975
Reclassification adjustments to profit(loss) for the year	[1],[2]	(8,880)	(4,012)
Deffered Tax		(1,340)	(3,051)
Balance at the end		¥ 21,485	¥ 18,449

[1]	For the fiscal years ended March 31, 2023 and 2024, hedge ineffectiveness recognized in profit or loss was not material.
[2]	In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.